UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.40%

Aerospace & Defense 2.21%

General Dynamics Corp.	24,900	$3,699
Orbital ATK, Inc.	81,100	6,944
Total		10,643

Air Freight & Logistics 0.62%

FedEx Corp.	19,300	3,012

Airlines 1.39%

Delta Air Lines, Inc.	113,400	5,765
JetBlue Airways Corp.*	37,900	942
Total		6,707

Automobiles 1.90%

Ford Motor Co.	251,200	3,720
General Motors Co.	155,500	5,429
Total		9,149

Banks 10.88%

BB&T Corp.	143,000	5,312
Citigroup, Inc.	300,300	15,967
Citizens Financial Group, Inc.	66,200	1,609
Fifth Third Bancorp	271,600	5,174
JPMorgan Chase & Co.	288,400	18,530
Wells Fargo & Co.	109,300	5,917
Total		52,509

Capital Markets 3.43%

Ameriprise Financial, Inc.	45,900	5,295
Invesco Ltd.	208,600	6,919
Morgan Stanley	131,300	4,329
Total		16,543

Chemicals 0.77%

Huntsman Corp.	283,200	3,730

Commercial Services & Supplies 0.47%

KAR Auction Services, Inc.	59,100	2,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Communications Equipment 3.59%

Cisco Systems, Inc.	284,900	$8,219
CommScope Holding Co., Inc.*	188,400	6,110
QUALCOMM, Inc.	50,500	3,001
Total		17,330

Consumer Finance 2.72%

Capital One Financial Corp.	125,100	9,870
Santander Consumer USA Holdings, Inc.*	182,100	3,280
Total		13,150

Containers & Packaging 0.36%

WestRock Co.	31,900	1,715

Diversified Financial Services 1.58%

Intercontinental Exchange, Inc.	9,100	2,297
Voya Financial, Inc.	131,200	5,323
Total		7,620

Diversified Telecommunication Services 2.23%

AT&T, Inc.	320,500	10,740

Electric: Utilities 2.79%

Duke Energy Corp.	56,200	4,016
Edison International	28,200	1,707
PPL Corp.	193,600	6,660
Westar Energy, Inc.	27,400	1,088
Total		13,471

Electrical Equipment 0.63%

Eaton Corp. plc	54,000	3,019

Electronic Equipment, Instruments & Components 1.77%

Avnet, Inc.	127,100	5,774
Ingram Micro, Inc. Class A	92,400	2,752
Total		8,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.33%

Atwood Oceanics, Inc.	138,200	$2,287
National Oilwell Varco, Inc.	20,600	776
Rowan Cos., plc Class A	100,000	1,968
Schlumberger Ltd.	79,400	6,206
Total		11,237

Food & Staples Retailing 2.64%

CVS Health Corp.	26,800	2,647
Wal-Mart Stores, Inc.	39,900	2,284
Walgreens Boots Alliance, Inc.	92,300	7,816
Total		12,747

Food Products 1.65%

Bunge Ltd.	27,100	1,977
ConAgra Foods, Inc.	148,100	6,006
Total		7,983

Health Care Equipment & Supplies 1.01%

Medtronic plc (Ireland)(a)	65,800	4,864

Health Care Providers & Services 3.03%

Anthem, Inc.	36,100	5,023
Cardinal Health, Inc.	66,300	5,450
HCA Holdings, Inc.*	21,100	1,452
UnitedHealth Group, Inc.	23,000	2,709
Total		14,634

Hotels, Restaurants & Leisure 0.19%

Darden Restaurants, Inc.	15,200	941

Household Durables 1.33%

Whirlpool Corp.	40,100	6,422

Household Products 1.56%

Procter & Gamble Co. (The)	98,600	7,531

Independent Power and Renewable Electricity Producer 1.09%

AES Corp.	479,800	5,254

Industrial Conglomerates 2.95%

General Electric Co.	492,500	14,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 3.32%

Amdocs Ltd.	29,900	$1,781
Fidelity National Information Services, Inc.	143,200	10,442
International Business Machines Corp.	27,250	3,817
Total		16,040

Insurance 6.82%

ACE Ltd. (Switzerland)(a)	93,000	10,559
Allstate Corp. (The)	167,300	10,353
Everest Re Group Ltd.	39,100	6,959
Hartford Financial Services Group, Inc. (The)	35,300	1,633
Prudential Financial, Inc.	41,000	3,382
Total		32,886

Machinery 1.20%

Cummins, Inc.	56,100	5,807

Media 0.25%

Time Warner, Inc.	15,800	1,190

Metals & Mining 0.25%

Steel Dynamics, Inc.	64,300	1,188

Multi-Line Retail 1.75%

Target Corp.	109,500	8,451

Multi-Utilities 1.80%

PG&E Corp.	121,900	6,509
Sempra Energy	21,100	2,161
Total		8,670

Oil, Gas & Consumable Fuels 10.60%

Anadarko Petroleum Corp.	39,300	2,628
Chevron Corp.	186,200	16,922
ConocoPhillips	154,600	8,248
Devon Energy Corp.	61,700	2,587
Exxon Mobil Corp.	102,600	8,489
Kinder Morgan, Inc.	141,900	3,881
Occidental Petroleum Corp.	24,800	1,849
Valero Energy Corp.	99,000	6,526
Total		51,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Paper & Forest Products 1.40%

International Paper Co.	157,800	$6,737

Pharmaceuticals 7.21%

Allergan plc*	3,700	1,141
Eli Lilly & Co.	30,100	2,455
Johnson & Johnson	91,400	9,234
Mallinckrodt plc*	13,300	873
Merck & Co., Inc.	44,100	2,411
Mylan NV*	37,900	1,671
Pfizer, Inc.	503,000	17,012
Total		34,797

Real Estate Investment Trusts 4.68%

Alexandria Real Estate Equities, Inc.	29,300	2,629
AvalonBay Communities, Inc.	32,900	5,752
General Growth Properties, Inc.	194,100	5,619
Liberty Property Trust	27,900	949
SL Green Realty Corp.	15,200	1,803
Starwood Property Trust, Inc.	107,000	2,149
Vornado Realty Trust	10,500	1,056
Welltower, Inc.	25,600	1,661
Weyerhaeuser Co.	33,300	977
Total		22,595

Semiconductors & Semiconductor Equipment 3.32%

Intel Corp.	386,300	13,080
ON Semiconductor Corp.*	267,000	2,937
Total		16,017

Software 0.20%

Symantec Corp.	47,100	970

Tobacco 0.25%

Altria Group, Inc.	19,700	1,191

Trading Companies & Distributors 1.23%

Air Lease Corp.	176,100	5,936
Total Common Stocks (cost $484,430,097)		479,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.35%

Repurchase Agreement

Repurchase Agreement dated 10/30/2015, Zero Coupon due 11/2/2015 with Fixed Income Clearing Corp. collateralized by $1,735,000 of Federal Home Loan Mortgage Corp. at 0.875% due 2/22/2017; value: $1,743,675; proceeds: $1,709,172 (cost $1,709,172)	$1,709	$1,709
Total Investments in Securities 99.75% (cost $486,139,269)		481,303

Cash and Other Assets in Excess of Liabilities(b) 0.25%		1,201

Net Assets 100.00%		$482,504

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E- Mini S&P 500 Index	December 2015	19	Long	$1,970,015	$113,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2015

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$479,594	$—	$—	$479,594
Repurchase Agreement	—	1,709	—	1,709
Total	$479,594	$1,709	$—	$481,303
Other Financial Instruments
Futures Contracts
Assets	$114	$—	$—	$114
Liabilities	—	—	—	—
Total	$114	$—	$—	$114

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.52%

Aerospace & Defense 1.58%

Orbital ATK, Inc.	147,900	$12,663
Triumph Group, Inc.	79,200	3,689
Total		16,352

Airlines 1.41%

JetBlue Airways Corp.*	483,000	11,998
Southwest Airlines Co.	54,900	2,541
Total		14,539

Banks 5.49%

CIT Group, Inc.	154,500	6,644
Comerica, Inc.	95,900	4,162
Fifth Third Bancorp	1,286,100	24,500
M&T Bank Corp.	179,300	21,489
Total		56,795

Capital Markets 3.07%

Ameriprise Financial, Inc.	78,100	9,010
Invesco Ltd.	685,800	22,748
Total		31,758

Chemicals 2.76%

Celanese Corp. Series A	74,600	5,301
CF Industries Holdings, Inc.	155,250	7,882
Eastman Chemical Co.	40,200	2,901
Huntsman Corp.	944,188	12,435
Total		28,519

Commercial Services & Supplies 1.84%

KAR Auction Services, Inc.	189,600	7,281
Pitney Bowes, Inc.	98,700	2,038
R.R. Donnelley & Sons Co.	576,800	9,730
Total		19,049

Communications Equipment 0.99%

CommScope Holding Co., Inc.*	160,400	5,202
Juniper Networks, Inc.	158,900	4,988
Total		10,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Consumer Finance 1.36%

Navient Corp.	186,300	$2,457
Santander Consumer USA Holdings, Inc.*	643,600	11,591
Total		14,048

Containers & Packaging 0.70%

WestRock Co.	133,800	7,193

Diversified Telecommunication Services 1.12%

Frontier Communications Corp.	471,500	2,424
Level 3 Communications, Inc.*	180,200	9,181
Total		11,605

Electric: Utilities 5.51%

Edison International	192,800	11,668
Entergy Corp.	94,600	6,448
Great Plains Energy, Inc.	260,700	7,169
ITC Holdings Corp.	153,300	5,016
PPL Corp.	257,950	8,874
Westar Energy, Inc.	448,700	17,813
Total		56,988

Electrical Equipment 0.22%

Eaton Corp. plc	40,094	2,242

Electronic Equipment, Instruments & Components 3.32%

Avnet, Inc.	312,700	14,206
Ingram Micro, Inc. Class A	462,300	13,767
Jabil Circuit, Inc.	274,800	6,315
Total		34,288

Energy Equipment & Services 2.29%

National Oilwell Varco, Inc.	233,200	8,778
Rowan Cos., plc Class A	755,700	14,872
Total		23,650

Food Products 3.43%

Bunge Ltd.	104,700	7,639
ConAgra Foods, Inc.	256,600	10,405
Ingredion, Inc.	144,700	13,755
Pinnacle Foods, Inc.	83,200	3,668
Total		35,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 0.68%

Alere, Inc.*	152,100	$7,015

Health Care Providers & Services 3.88%

Cardinal Health, Inc.	61,100	5,022
Cigna Corp.	48,400	6,488
Community Health Systems, Inc.*	204,000	5,720
Laboratory Corp. of America Holdings*	64,600	7,929
Patterson Cos., Inc.	85,600	4,057
Quest Diagnostics, Inc.	160,700	10,920
Total		40,136

Hotels, Restaurants & Leisure 2.08%

Darden Restaurants, Inc.	156,200	9,667
Norwegian Cruise Line Holdings Ltd.*	62,181	3,956
Royal Caribbean Cruises Ltd.	80,200	7,888
Total		21,511

Household Durables 3.19%

Lennar Corp. Class A	79,600	3,986
Toll Brothers, Inc.*	178,800	6,431
Whirlpool Corp.	141,300	22,628
Total		33,045

Independent Power and Renewable Electricity Producer 1.28%

AES Corp.	1,211,100	13,261

Information Technology Services 1.92%

Fidelity National Information Services, Inc.	272,100	19,841

Insurance 9.41%

AmTrust Financial Services, Inc.	146,800	10,015
Endurance Specialty Holdings Ltd.	87,400	5,518
Everest Re Group Ltd.	98,800	17,583
Hanover Insurance Group, Inc. (The)	62,600	5,274
Hartford Financial Services Group, Inc. (The)	378,108	17,491
Lincoln National Corp.	126,700	6,780
Reinsurance Group of America, Inc.	66,198	5,974
Validus Holdings Ltd.	98,900	4,381
XL Group plc (Ireland)(a)	638,100	24,299
Total		97,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Machinery 3.87%

PACCAR, Inc.	114,200	$6,013
SPX FLOW, Inc.*	71,800	2,434
Stanley Black & Decker, Inc.	158,900	16,840
Timken Co. (The)	245,300	7,751
Trinity Industries, Inc.	259,200	7,017
Total		40,055

Media 0.47%

Starz Class A*	73,800	2,473
TEGNA, Inc.	87,200	2,358
Total		4,831

Metals & Mining 1.28%

Steel Dynamics, Inc.	718,900	13,278

Multi-Line Retail 1.52%

Kohl’s Corp.	341,800	15,764

Multi-Utilities 4.47%

Consolidated Edison, Inc.	147,500	9,698
Public Service Enterprise Group, Inc.	177,300	7,321
SCANA Corp.	397,846	23,560
Sempra Energy	54,700	5,602
Total		46,181

Oil, Gas & Consumable Fuels 6.52%

Cheniere Energy, Inc.*	105,100	5,204
Cimarex Energy Co.	79,200	9,350
Denbury Resources, Inc.	316,900	1,122
EQT Corp.	107,400	7,096
Hess Corp.	179,000	10,062
Marathon Oil Corp.	434,100	7,979
Murphy Oil Corp.	138,900	3,949
PBF Energy, Inc. Class A	104,600	3,556
Pioneer Natural Resources Co.	86,900	11,917
Tesoro Corp.	51,600	5,518
Ultra Petroleum Corp.*	315,800	1,731
Total		67,484

Paper & Forest Products 1.45%

International Paper Co.	351,700	15,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.47%

Mallinckrodt plc*	231,300	$15,189

Professional Services 0.29%

Nielsen Holdings plc	63,900	3,036

Real Estate Investment Trusts 13.60%

Alexandria Real Estate Equities, Inc.	135,300	12,142
Annaly Capital Management, Inc.	606,800	6,038
AvalonBay Communities, Inc.	47,100	8,235
Boston Properties, Inc.	17,500	2,202
Camden Property Trust	141,400	10,434
DDR Corp.	136,500	2,293
Duke Realty Corp.	347,900	7,202
Essex Property Trust, Inc.	29,900	6,591
General Growth Properties, Inc.	559,500	16,198
HCP, Inc.	185,800	6,912
Healthcare Trust of America, Inc. Class A	216,700	5,701
Host Hotels & Resorts, Inc.	247,800	4,294
Kimco Realty Corp.	273,000	7,308
Liberty Property Trust	127,200	4,327
Prologis, Inc.	177,200	7,572
Retail Properties of America, Inc. Class A	180,400	2,701
SL Green Realty Corp.	27,800	3,298
Starwood Property Trust, Inc.	304,500	6,117
UDR, Inc.	58,400	2,012
Vornado Realty Trust	82,400	8,285
Welltower, Inc.	114,800	7,447
Weyerhaeuser Co.	114,300	3,352
Total		140,661

Real Estate Management & Development 0.34%

Realogy Holdings Corp.*	90,100	3,523

Semiconductors & Semiconductor Equipment 2.30%

Cypress Semiconductor Corp.*	550,900	5,806
ON Semiconductor Corp.*	1,632,700	17,960
Total		23,766

Software 1.57%

CA, Inc.	294,800	8,169
Rovi Corp.*	235,000	2,150
Symantec Corp.	289,400	5,962
Total		16,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2015

Investments	Shares	Fair Value (000)
Specialty Retail 1.62%

Aaron’s, Inc.	81,700	$2,015
GameStop Corp. Class A	276,700	12,748
Penske Automotive Group, Inc.	40,900	1,998
Total		16,761

Technology Hardware, Storage & Peripheral 0.28%

NCR Corp.*	109,700	2,918

Trading Companies & Distributors 0.94%

Air Lease Corp.	288,200	9,715
Total Common Stocks (cost $1,082,671,550)		1,029,264

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement

Repurchase Agreement dated 10/30/2015, Zero Coupon due 11/2/2015 with Fixed Income Clearing Corp. collateralized by $3,530,000 of Federal Home Loan Mortgage Corp. at 0.875% due 2/22/2017; value: $3,547,650; proceeds: $3,474,385 (cost $3,474,385)	$3,474	3,474
Total Investments in Securities 99.85% (cost $1,086,145,935)		1,032,738

Cash and Other Assets in Excess of Liabilities(b) 0.15%		1,507

Net Assets 100.00%		$1,034,245

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E- Mini S&P 500 Index	December 2015	47	Long	$4,873,195	$65,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2015

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,029,264	$—	$—	$1,029,264
Repurchase Agreement	—	3,474	—	3,474
Total	$1,029,264	$3,474	$—	$1,032,738
Other Financial Instruments
Futures Contracts
Assets	$66	$—	$—	$66
Liabilities	—	—	—	—
Total	$66	$—	$—	$66

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$488,383,308	$1,089,138,726
Gross unrealized gain	26,497,478	38,692,225
Gross unrealized loss	(33,578,104)	(95,092,505)
Net unrealized security loss	$(7,080,626)	$(56,400,280)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended October 31, 2015 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of October 31, 2015, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized appreciation of $113,863 and $65,598, respectively, which is included on the Schedule of Investments.

Item 2:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 21, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 21, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2015